Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2023
Statement [line items]
Gross deferred tax assets	$ 8,876	$ 8,188	$ 8,051
Deferred tax assets	4,359	4,309
Gross deferred tax liabilities	(6,936)	(6,127)	(6,998)
Deferred tax liabilities	(2,419)	(2,248)
Net deferred tax balance	1,940	2,061	1,053
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,061	1,053
Net deferred tax balance at end of period	1,940	2,061	1,053
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction	4,517	3,879
Deferred tax assets	4,359	4,309
Deferred tax liabilities	(2,419)	(2,248)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets	130	117	158
Gross deferred tax liabilities	(334)	(310)	(343)
Net deferred tax balance	(204)	(193)	(185)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(193)	(185)
Net deferred tax balance at end of period	(204)	(193)	(185)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets	2,591	2,188	1,726
Gross deferred tax liabilities	(4,506)	(4,228)	(4,785)
Net deferred tax balance	(1,915)	(2,040)	(3,059)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(2,040)	(3,059)
Net deferred tax balance at end of period	(1,915)	(2,040)	(3,059)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets	688	764	739
Gross deferred tax liabilities	(680)	(420)	(420)
Net deferred tax balance	8	344	319
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	344	319
Net deferred tax balance at end of period	8	344	319
Inventories [member]
Statement [line items]
Gross deferred tax assets	2,464	2,200	2,214
Gross deferred tax liabilities	(71)	(77)	(138)
Net deferred tax balance	2,393	2,123	2,076
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,123	2,076
Net deferred tax balance at end of period	2,393	2,123	2,076
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets	659	713	425
Net deferred tax balance	659	713	425
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	713	425
Net deferred tax balance at end of period	659	713	425
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets	2,344	2,206	2,789
Gross deferred tax liabilities	(1,345)	(1,092)	(1,312)
Net deferred tax balance	999	1,114	1,477
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,114	1,477
Net deferred tax balance at end of period	999	1,114	1,477
Continuing operations [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	682	1,875
Charged to equity	(85)
Credited/(charged) to other comprehensive income	(352)	(21)
Impact of business combinations	(334)	(440)
Other movements	(32)	7
Continuing operations [member] | Property, plant and equipment [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	(23)	(13)
Credited/(charged) to other comprehensive income		(3)
Impact of business combinations	(2)	(2)
Other movements	14	(50)
Continuing operations [member] | Intangible assets [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	615	1,344
Impact of business combinations	(479)	(530)
Other movements	(11)	85
Continuing operations [member] | Pensions and other benefit obligations of associates [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	9	32
Credited/(charged) to other comprehensive income	(343)	16
Other movements	(2)	13
Continuing operations [member] | Inventories [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	272	386
Other movements	(2)	(28)
Continuing operations [member] | Tax loss carryforwards [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	(189)	173
Charged to equity	(105)
Impact of business combinations	263	111
Other movements	(23)	17
Continuing operations [member] | Other assets, provisions and accruals [member]
Movement in deferred tax balance [roll forward]
Credited/(charged) to income	(2)	(47)
Charged to equity	20
Credited/(charged) to other comprehensive income	(9)	(34)
Impact of business combinations	(116)	(19)
Other movements	$ (8)	(30)
Discontinued operations [member]
Statement [line items]
Deferred tax assets				$ 624
Deferred tax liabilities				(270)
Net deferred tax balance			(413)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(413)
Net deferred tax balance at end of period			(413)
Deferred tax assets				624
Deferred tax liabilities				$ (270)
Discontinued operations [member] | Property, plant and equipment [member]
Statement [line items]
Net deferred tax balance			60
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		60
Net deferred tax balance at end of period			60
Discontinued operations [member] | Intangible assets [member]
Statement [line items]
Net deferred tax balance			120
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		120
Net deferred tax balance at end of period			120
Discontinued operations [member] | Pensions and other benefit obligations of associates [member]
Statement [line items]
Net deferred tax balance			(36)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(36)
Net deferred tax balance at end of period			(36)
Discontinued operations [member] | Inventories [member]
Statement [line items]
Net deferred tax balance			(311)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(311)
Net deferred tax balance at end of period			(311)
Discontinued operations [member] | Tax loss carryforwards [member]
Statement [line items]
Net deferred tax balance			(13)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(13)
Net deferred tax balance at end of period			(13)
Discontinued operations [member] | Other assets, provisions and accruals [member]
Statement [line items]
Net deferred tax balance			(233)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		$ (233)
Net deferred tax balance at end of period			$ (233)